Leases Obligations - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases Obligations [Line Items]
Amortization Rights of Use Assets	$ 19,422	$ 17,815	$ 17,517
Lease agreements, average discount interest rate	10.67%	10.71%	10.36%
Interest on liability for lease	$ 5,540	$ 3,695	$ 4,805
Bottom of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	1 year
Top of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	5 years